REGULATORY MATTERS - Maryland and New Jersey (Details) $ in Thousands													3 Months Ended	12 Months Ended
	Aug. 29, 2025 USD ($)	Aug. 13, 2025	Apr. 23, 2025 USD ($)	Aug. 15, 2024 USD ($)	Jul. 01, 2024 USD ($)	Mar. 21, 2024	Dec. 29, 2023 USD ($)	Nov. 09, 2023 USD ($)	Aug. 01, 2023 USD ($) scenario	Apr. 17, 2023	Dec. 31, 2022	Oct. 26, 2022 USD ($)	Mar. 31, 2026	Dec. 31, 2025 USD ($)	Jul. 16, 2025 recommendation	Jun. 18, 2025 USD ($)	Jan. 16, 2025 USD ($)
Regulatory Matters [Line Items]
Allowed ROE														9.60%
Transmission investment plan period		2 years 6 months
Amount of requested rate increase	$ 3,200							$ 29,000
Maryland | Per Year 2022 Through 2024 | PE
Regulatory Matters [Line Items]
Incremental energy savings goal thereafter (percent)						2.00%
Maryland | Per Year 2025 And 2026 | PE
Regulatory Matters [Line Items]
Incremental energy savings goal thereafter (percent)						2.25%
Maryland | Per Year 2027 | PE
Regulatory Matters [Line Items]
Incremental energy savings goal thereafter (percent)						2.50%
Maryland | 2024-2026 EmPOWER Program Cycle | PE
Regulatory Matters [Line Items]
Number of scenarios with projected costs submitted for cost recovery program | scenario									3
Recovery period for expenditures for cost recovery program									3 years
Public utilities, requested year one									$ 311,000
Public utilities, requested year two									354,000
Public utilities, requested year three									$ 510,000
Approved amount of rate increase (decrease)							$ 311,000
Public utilities, revised requested rate, amount				$ 314,000
Amortization period													5 years	5 years
Public utilities, requested cost percentage, year one									0.67		100
Public utilities, requested cost percentage, year two									1
Maryland | 2024-2030 EmPOWER Program Cycle | PE | Minimum
Regulatory Matters [Line Items]
Public utilities, expected reduction to pre-tax return on programs					$ 25,000
Maryland | 2024-2030 EmPOWER Program Cycle | PE | Maximum
Regulatory Matters [Line Items]
Public utilities, expected reduction to pre-tax return on programs					$ 30,000
New Jersey
Regulatory Matters [Line Items]
Approved amount of rate increase (decrease)												$ 723,000
Number of recommendations to be implemented | recommendation															100
Total number of recommendations | recommendation															105
Allowed ROE												10.20%
Public utility, offshore development, percent												20.00%
Recovery of transmission incentive rates, percentage										100.00%
Recovery of transmission incentive rates, percentage										50.00%
Approved loan guarantee of maximum amount																	$ 716,000
New Jersey | NJBPU
Regulatory Matters [Line Items]
Transmission investment plan period		2 years 6 months
New Jersey | Energy Efficiency and Peak Demand Reduction | NJBPU | Distribution
Regulatory Matters [Line Items]
Approved amount of rate increase (decrease)			$ 339,000
Amount of requested rate increase								$ 935,000
Implementation period								5 years
Approved capital commitments			203,000
Approved matching capital commitments			132,000					$ 906,000
Public utilities, requested rate increase (decrease), amount, operating and maintenance expense			$ 4,000
Approved temporary electric rate																$ 30,000
Deferred regulatory asset and recovered rate																$ 10,000
Temporary rate credit regulatory asset balance														$ 20,000